Tax Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Bottom of Range [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax loss expiration period	2024
Top of Range [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax loss expiration period	2042
Indian Subsidiaries [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Unabsorbed depreciation carried forward for an indefinite period	$ 18,119	$ 30,972